Income Taxes - Summary of Changes in Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of year	$ 45.9	$ 41.7	$ 104.4
Increases resulting from tax positions taken during a prior period	20.0	20.5	13.1
Decreases resulting from tax positions taken during a prior period	(18.0)	(2.1)	(47.5)
Increases/(decreases) resulting from tax positions taken during the current period	11.3	(9.1)	(2.5)
Decreases related to settlements with taxing authorities	(14.7)		(87.6)
Increases related to settlements with taxing authorities		0.4	69.1
Reductions related to the lapse of statute of limitations	(3.3)	(5.5)	(7.3)
Unrecognized tax benefits at end of year	$ 41.2	$ 45.9	$ 41.7